Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Related party disclosures
Schedule of compensation for key management personnel

	2018	2017
Short-term benefits(1)	$3.0	$4.5
Share-based payments(2)	4.9	6.4
	$7.9	$10.9
1	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.

Represents the expense of stock options, restricted share units earned and mark-to-market charges on deferred share units during the year.